ORGANIZATION AND BUSINESS (Air Touch Member)	6 Months Ended
Jun. 30, 2011
Air Touch Member
ORGANIZATION AND BUSINESS

1. ORGANIZATION AND BUSINESS

Waxess USA, Inc. was incorporated on February 4, 2008 under the laws of the state of Delaware.  On February 4, 2011, Waxess USA, Inc. merged with Waxess Acquisition Corp., a wholly owned Delaware subsidiary of Waxess Holdings, Inc., formerly International Vineyard, Inc.,  a publicly held Delaware shell corporation with minimal assets and no operations (the “Merger”).  Upon closing of the transaction, Waxess USA, Inc. (the “Subsidiary”), the surviving corporation in the Merger with Waxess Acquisition Corp., became a wholly-owned subsidiary of Waxess Holdings, Inc. (the “Company”).

On February 3, 2011, Waxess Holdings, Inc. filed an Amended and Restated Certificate of Incorporation in order to, among other things, increase the authorized capital stock to 125,000,000 shares, which is divided into two classes as follows: 100,000,000 shares of Common Stock, par value $0.001 per share, and 25,000,000 shares of “blank check” preferred stock, par value $0.001 per share.  Unless the context specifies otherwise, as discussed in Note 2, references to the “Company” refers to Waxess Holdings, Inc. and Waxess USA, Inc. after the Merger.

At the closing of the Merger, each share of Waxess USA, Inc.’s common stock issued and outstanding immediately prior to the closing of the Merger was exchanged for the right to receive 1.19883186 shares of common stock of Waxess Holdings, Inc.  Accordingly, an aggregate of 7,500,000 shares of common stock of Waxess Holdings, Inc. were issued to the holders of Waxess USA, Inc.’s common stock.

In connection with the Merger, 8,141,042 shares of common stock were cancelled resulting in 1,083,333 shares of common stock held by persons who were stockholders of Waxess Holdings, Inc. prior to the Merger remaining outstanding.  These 1,083,333 shares constitute “public float” and are the only shares of registered common stock and accordingly are the only shares available for resale without further registration.

On July 21, 2011, the Company filed an amendment to its Certificate of Incorporation with the Secretary of State of Delaware to change its name to “AirTouch Communications, Inc.”  The Company is engaged in the development and marketing of phone terminals capable of converging traditional landline, cellular and data services based on its patent portfolio.  Waxess USA currently offers its cell@home product through various channels, including several of the major US carriers, and is working to bring its higher performance, lower cost next generation Home Connex and Focal Point products to the market.